Expense Example - FidelityGrowthDiscoveryFund-RetailPRO - FidelityGrowthDiscoveryFund-RetailPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund	Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025